LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF BALANCE SHEET CLASSIFICATION

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2024	2023
Assets		(in thousands)
Operating leases	Right-of-use assets	$6,931	$3,377
Finance leases	Right-of-use assets	9,252	9,887
Total assets		$16,183	$13,264

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$635	$625
Finance leases	Current portion of long-term debt	390	987
Total current liabilities		1,025	1,612
Noncurrent liabilities
Operating leases	Long-term debt	5,893	2,191
Finance leases	Long-term debt	182	554
Total noncurrent liabilities		6,075	2,745
Total liabilities		$7,100	$4,357

SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES	The weighted-average discount rates for the Company’s leases were as follows:
	December 31,
	2024	2023
Operating leases	5.2%	5.0%
Finance leases	7.0%	7.0%

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM	The weighted-average remaining lease term of the Company’s leases were as follows:
	December 31,
	2024	2023
Operating leases	9.5 years	6.5 years
Finance leases	0.5 years	1.4 years

SCHEDULE OF LEASE EXPENSE

The components of lease expense for the years ended December 31, 2024, 2023, and 2022 were as follows:

	December 31,
	2024	2023	2022
	(in thousands)
Operating lease cost	$810	$581	$987
Finance lease cost:
Amortization of right-of-use assets	543	478	470
Interest on lease liabilities	81	156	190
Total lease cost	$1,434	$1,215	$1,647

SCHEDULE OF FUTURE OF LEASE LIABILITIES

As of December 31, 2024, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2025	$1,022	$465
2026	983	86
2027	949	57
2028	919	21
2029	857	-
Thereafter	3,905	-
Total lease payments	8,635	629
Less: Interest	(2,107)	(57)
Present value of lease liabilities	$6,528	$572

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases for the years ended December 31, 2024, 2023, and 2022 were as follows:

	December 31,
	2024	2023	2022
	(in thousands)
Cash paid for amounts included in the measurement
of lease liabilities:
Operating cash flows used for operating leases	$810	$581	$987
Operating cash flows used for finance leases	$543	$478	$470
Financing cash flows used for finance leases	$81	$156	$190